FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2025, and 2024, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2025 Fair Value	2025 Carrying Value	2024 Fair Value	2024 Carrying Value
Cash and Cash Equivalents	1	45,863	45,863	39,177	39,177
Restricted Cash	1	-	-	5,207	5,207
Amended and Restated Credit Facility	2	(142,781)	(142,659)	(72,561)	(72,494)
Financing of 2018-built Vessels	2	(113,394)	(113,075)	(78,101)	(77,241)
Financing of 2022-built Vessels	2	(68,344)	(68,234)	(73,836)	(73,028)
Financing of Nordic Hawk	2	(41,524)	(41,437)	(47,524)	(46,941)
Financing of Nordic Moon / Nordic Galaxy	2	(61,667)	(61,564)	-	-